INCOME TAXES - Expiration Dates Relating to Unused Tax Credits (Details) - Canada Tax Authority - Canadian Tax Authority - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 6,191	$ 6,196
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	0	209
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	476	476
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	235	236
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	222	222
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	375	376
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	287	288
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	262	262
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	304	305
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	242	243
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	221	221
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	323	324
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	194	194
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	238	238
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	210	211
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	559	560
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	367	367
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	265	266
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	665	666
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	266	266
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	240	266
2041
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	$ 240	$ 0